Net (Loss) Income Per Share	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Net (Loss) Income Per Share

NOTE 12 – NET (LOSS) INCOME PER SHARE

The following table provides basic and diluted shares outstanding for the calculation of net (loss) income per share. Series B preferred stock is included on an as-converted basis and warrants are included using the treasury stock method.  For the periods whereby we are reporting a net loss from continuing operations, securities to acquire common stock or are convertible into shares of common stock are excluded from the computation of net (loss) income per share as they would be anti-dilutive.

	Three months ended September 30,		Nine Months ended	Six Months ended
	2016	2015	September 30, 2016	June 30, 2015
	Successor	Successor	Successor	Successor

Weighted average shares outstanding – Basic	21,900,106	15,403,925	17,878,784	14,318,764
Series B preferred stock	2,278,456	-	-	-
Warrant to acquire common stock	75,827	-	-	-
Weighted average shares outstanding – Diluted	24,254,389,	15,403,925	17,878,784	14,318,764